CANADA LIFE INSURANCE COMPANY OF NEW YORK	RONALD E. BEETTAM, F.S.A., F.C.I.A.

May 1, 2003

Dear Policyholder,

As of May 1, 2003, we will no longer sell Trillium policies and therefore we will not be updating the Trillium prospectus annually as we have done in the past. We will continue to send existing policyholders updated prospectuses for the underlying funds, audited financials of the variable annuity account, other periodic reports, all proxy materials of the funds, including proxy statements and related voting instructions, and other shareholder materials pertaining to the portfolios of the underlying funds.

Please keep the enclosed prospectus for the underlying funds with your policy as it contains important information including fund availability. It is updated annually. Also enclosed are the audited financial statements for the Canada Life of New York Variable Annuity Account 2. Audited financial statements for Canada Life Insurance Company of New York (the “Company”) are available to you, upon request. If you request the Company’s audited financial statements they will be sent to you without charge.

If you have any questions, please contact your Registered Representative or our Variable Annuity Marketing Department at 800-905-1959.

I would like to thank you for choosing Canada Life’s Varifund variable products to meet your financial needs.

Sincerely, /S/ RONALD E. BEETTAM Ronald E. Beettam Chairman Encl.

FINANCIAL STATEMENTS

Canada Life of New York

Variable Annuity Account 2

December 31, 2002

With Report of Independent Auditors

Canada Life of New York Variable Annuity Account 2

Financial Statements

December 31, 2002

Report of the Independent Auditors

Board of Directors of Canada Life Insurance Company of New York

and Contract Owners of Canada Life of New York Variable Annuity Account 2

We have audited the accompanying Statements of Assets and Liabilities of Canada Life of New York Variable Annuity Account 2 (the “Company”) (comprising, respectively, the Bond, Capital, Cash Management, Common Stock, Communications and Information, Frontier, Global Growth, Global Smaller Companies, Global Technology, High-Yield Bond, Income, International Growth, Large-Cap Value and Small-Cap Value sub-accounts) as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and the significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of New York Variable Annuity Account 2 at December 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Toronto, Canada

March 21, 2003

1

Canada Life of New York Variable Annuity Account 2

Statements of Assets and Liabilities

December 31, 2002

	Bond Sub-Account	Capital Sub-Account	Cash Management Sub-Account	Common Stock Sub-Account	Communications and Information Sub-Account

Assets:
Investment in Seligman Portfolios, Inc. at market value	$533,195	$423,015	$101,509	$488,185	$1,064,454
Due from Canada Life Insurance Company of New York	—	—	—	—	—

Total assets	$533,195	$423,015	$101,509	$488,185	$1,064,454

Liabilities:
Payable to Canada Life Insurance Company of New York	1,194	11	678	9	61

Net assets	$532,001	$423,004	$100,831	$488,176	$1,064,393

Net assets:
Accumulation units	$532,001	$423,004	$100,831	$488,176	$1,064,393

Total net assets:	$532,001	$423,004	$100,831	$488,176	$1,064,393

Units outstanding	26,452	12,865	62,694	19,894	57,375

Unit Value (accumulation)	$20.11	$32.88	$1.61	$24.54	$18.55

Supplemental Information:
Number of shares outstanding	49,37	51,027	101,509	62,588	132,230
Cost of shares outstanding	$531,270	$762,174	$101,509	$867,090	$2,006,488

See accompanying Notes.

2

Canada Life of New York Variable Annuity Account 2

Statements of Assets and Liabilities (continued)

December 31, 2002

	Frontier Sub-Account	Global Growth Sub-Account	Global Smaller Companies Sub-Account	Global Technology Sub-Account	High-Yield Bond Sub-Account

Assets:
Investment in Seligman Portfolios, Inc. at market value	$250,190	$313,430	$266,002	$302,005	$248,595
Due from Canada Life Insurance Company of New York	—	7	—	—	6

Total assets	$250,190	$313,437	$266,002	$302,005	$248,601

Liabilities:
Payable to Canada Life Insurance Company of New York	3,044	—	160	964	—

Net assets	$247,146	$313,437	$265,842	$301,041	$248,601

Net assets:
Accumulation units	$247,146	$313,437	$265,842	$301,041	$248,601

Total net assets:	$247,146	$313,437	$265,842	$301,041	$248,601

Units outstanding	20,845	32,564	26,967	21,918	26,146

Unit Value (accumulation)	$11.86	$9.63	$9.86	$13.73	$9.51

Supplemental Information:
Number of shares outstanding	25,953	102,764	34,147	34,086	51,046
Cost of shares outstanding	$357,979	$494,228	$389,084	$684,267	$325,474

See accompanying Notes

3

Canada Life of New York Variable Annuity Account 2

Statements of Assets and Liabilities (continued)

December 31, 2002

	Income Sub-Account	International Growth Sub-Account	Large-Cap Value Sub-Account	Small-Cap Value Sub-Account

Assets:
Investment in Seligman Portfolios, Inc. at market value	$301,761	$67,179	$179,007	$224,273
Due from Canada Life Insurance Company of New York	—	—	—	—

Total assets	$301,761	$67,179	$179,007	$224,273

Liabilities:
Payable to Canada Life Insurance Company of New York	6	2	11	11

Net assets	$301,755	$67,177	$178,996	$224,262

Net assets:
Accumulation units	$301,755	$67,177	$178,996	$224,262

Total net assets:	$301,755	$67,177	$178,996	$224,262

Units outstanding	15,979	8,310	25,068	15,340

Unit Value (accumulation)	$18.88	$8.08	$7.14	$14.62

Supplemental Information:
Number of shares outstanding	39,601	9,997	25,500	20,632
Cost of shares outstanding	$388,539	$112,689	$250,619	$249,413

See accompanying Notes

4

Canada Life of New York Variable Annuity Account 2

Statements of Operations

Year ended December 31, 2002

	Bond Sub-Account	Capital Sub-Account	Cash Management Sub-Account	Common Stock Sub-Account	Communications and Information Sub-Account
Income:
Dividends and capital gain distributions	$21,380	$—	$4,196	$6,065	$—
Expenses:
Mortality and expense risk	5,132	6,796	5,171	8,340	22,332
Administrative charges	616	816	621	1,001	2,680

Net investment income (loss)	15,632	(7,612)	(1,596)	(3,276)	(25,012)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(1,501)	(168,360)	—	(128,701)	(923,935)
Change in unrealized appreciation (depreciation) during the year	19,779	(70,851)	—	(86,967)	(33,460)

Net increase (decrease) in net assets from operations	$33,910	$(246,823)	$(1,596)	$(218,944)	$(982,407)

See accompanying Notes.

5

Canada Life of New York Variable Annuity Account 2

Statements of Operations (continued)

Year ended December 31, 2002

	Frontier Sub-Account	Global Growth Sub-Account	Global Smaller Companies Sub-Account	Global Technology Sub-Account	High-Yield Bond Sub-Account
Income:
Dividends and capital gain distributions	$—	$—	$—	$—	$42,614
Expenses:
Mortality and expense risk	5,053	4,363	4,612	5,370	4,014
Administrative charges	606	524	553	644	482

Net investment income (loss)	(5,659)	(4,887)	(5,165)	(6,014)	38,118
Realized gains (losses) on investments:
Realized (gain) loss on sale of fund shares	(79,964)	(165,615)	(94,854)	(173,535)	(126,299)
Change in unrealized appreciation (depreciation) during the year	(57,527)	59,580	(7,018)	(19,420)	69,116

Net increase (decrease) in net assets from operations	$(143,150)	$(110,922)	$(107,037)	$(198,969)	$(19,065)

See accompanying Notes

6

Canada Life of New York Variable Annuity Account 2

Statements of Operations (continued)

Year ended December 31, 2002

	Income Sub-Account	International Growth Sub-Account	Large-Cap Value Sub-Account	Small-Cap Value Sub-Account
Income:
Dividends and capital gain distributions	$14,068	$—	$2,911	$3,744
Expenses:
Mortality and expense risk	4,031	1,055	2,429	3,016
Administrative charges	484	127	292	362

Net investment income (loss)	9,553	(1,182)	190	366
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund shares	(2,548)	(35,631)	(20,775)	7,529
Change in unrealized appreciation (depreciation) during the year	(51,523)	20,343	(73,369)	(67,366)

Net increase (decrease) in net assets from operations	$(44,518)	$(16,470)	$(93,954)	$(59,471)

See accompanying Notes

.

7

Canada Life of New York Variable Annuity Account 2

Statements of Changes in Net Assets

For the years ended December 31, 2002 and 2001

	Bond Sub-Account		Capital Sub-Account		Cash Management Sub-Account
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$15,632	$15,125	$(7,612)	$273,073	$(1,596)	$32,097
Realized gains (losses)	(1,501)	1,161	(168,360)	(34,248)	—	—
Unrealized appreciation (depreciation) during the year	19,779	(18,698)	(70,851)	(395,749)	—	—

Net increase (decrease) in Net assets from operations	33,910	(2,412)	(246,823)	(156,924)	(1,596)	32,097

Contract transactions:

Payments received from contract owners	11,110	30	259	6,898	32	—
Transfers between sub-accounts (including fixed account), net	171,426	247,640	91,896	(16,477)	(1,009,005)	(55,673)
Transfers for contract benefits and terminations	(26,253)	(11,189)	(77,514)	(66,766)	(64,320)	(285,066)

Net increase (decrease) in net assets from contract transactions	156,283	236,481	14,641	(76,345)	(1,073,293)	(340,739)

Total increase (decrease) in net assets	190,193	234,069	(232,182)	(233,269)	(1,074,889)	(308,642)

Net assets at beginning of period	341,808	107,739	655,186	888,455	1,175,720	1,484,362

Net assets at end of period	$532,001	$341,808	$423,004	$655,186	$100,831	$1,175,720

See accompanying Notes

8

Canada Life of New York Variable Annuity Account 2

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Common Stock Sub-Account		Communications and Information Sub-Account		Frontier Sub-Account
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$(3,276)	$99,765	$(25,012)	$469,512	$(5,659)	$33,175
Realized gains (losses)	(128,701)	(65,971)	(923,935)	(242,197)	(79,964)	(51,095)
Unrealized appreciation (depreciation) during the year	(86,967)	(130,315)	(33,460)	(162,694)	(57,527)	(23,554)

Net increase (decrease) in net assets from operations	(218,944)	(96,521)	(982,407)	64,621	(143,150)	(41,474)

Contract transactions:

Payments received from contract owners	317	993	222,481	8,346	4,925	4,943
Transfers between sub-accounts (including fixed account), net	(51,679)	201,609	(498,722)	(448,254)	(103,883)	134,749
Transfers for contract benefits and terminations	(75,427)	(45,743)	(383,429)	(277,418)	(59,380)	(84,355)

Net increase (decrease) in net assets from contract transactions	(126,789)	156,859	(659,670)	(717,326)	(158,338)	55,337

Total increase (decrease) in net assets	(345,733)	60,338	(1,642,077)	(652,705)	(301,488)	13,863

Net assets at beginning of period	833,909	773,571	2,706,470	3,359,175	548,634	534,771

Net assets at end of period	$488,176	$833,909	$1,064,393	$2,706,470	$247,146	$548,634

See accompanying Notes.

9

Canada Life of New York Variable Annuity Account 2

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Global Growth Sub-Account		Global Smaller Companies Sub-Account		Global Technology Sub-Account
	2002	2001	2002	2001	2002	2001

Change in net assets from operations:

Net investment income (loss)	$(4,887)	$216,778	$(5,165)	$63,983	$(6,014)	$87,386
Realized gains (losses)	(165,615)	(101,214)	(94,854)	(33,549)	(173,535)	(122,385)
Unrealized appreciation (depreciation) during the year	59,580	(217,240)	(7,018)	(128,094)	(19,420)	(129,839)

Net increase (decrease) in net assets from operations	(110,922)	(101,676)	(107,037)	(97,660)	(198,969)	(164,838)

Contract transactions:

Payments received from contract owners	300	662	5,573	6,185	—	2,457
Transfers between sub-accounts (including fixed account), net	144,803	15,119	(40,553)	(13,526)	841	(5,394)
Transfers for contract benefits and terminations	(56,809)	(6,686)	(47,142)	(65,995)	(47,310)	(17,505)

Net increase (decrease) in net assets from contract transactions	88,294	9,095	(82,122)	(73,336)	(46,469)	(20,442)

Total increase (decrease) in net assets	(22,628)	(92,581)	(189,159)	(170,996)	(245,438)	(185,280)
Net assets at beginning of period	336,085	428,666	455,001	625,997	546,479	731,759

Net assets at end of period	$313,457	$336,085	$265,842	$455,001	$301,041	$546,479

See accompanying Notes.

10

Canada Life of New York Variable Annuity Account 2

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	High-Yield Bond Sub-Account		Income Sub-Account		International Growth Sub-Account
	2002	2001	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$38,118	$60,641	$9,553	$11,267	$(1,182)	$(1,691)
Realized gains (losses)	(126,299)	(153,454)	(2,548)	(30,480)	(35,631)	(24,280)
Unrealized appreciation (depreciation) during the year	69,116	(18,053)	(51,523)	9,616	20,343	(10,745)

Net increase (decrease) in net assets from operations	(19,065)	(110,866)	(44,518)	(9,597)	(16,470)	(36,716)

Contract transactions:

Payments received from contract owners	113	380	—	1	21	34
Transfers between sub-accounts (including fixed account), net	76,006	(81,639)	37,088	40,448	(1,125)	14,235
Transfers for contract benefits and terminations	(151,458)	(104,168)	(13,944)	(63,644)	(25,866)	(5,439)

Net increase (decrease) in net assets from contract transactions	(75,339)	(185,427)	23,144	(23,195)	(26,970)	8,830

Total increase (decrease) In net assets	(94,404)	(296,293)	(21,374)	(32,792)	(43,440)	(27,886)
Net assets at beginning of period	343,005	639,298	323,129	355,921	110,617	138,503

Net assets at end of period	$248,601	$343,005	$301,755	$323,129	$67,177	$110,617

See accompanying Notes.

11

Canada Life of New York Variable Annuity Account 2

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

	Large-Cap Value Sub-Account		Small-Cap Value Sub-Account
	2002	2001	2002	2001
Change in net assets from operations:

Net investment income (loss)	$190	$(48)	$366	$(2,408)
Realized gains (losses)	(20,775)	16,831	7,529	46,990
Unrealized appreciation (depreciation) during the year	(73,369)	(35,508)	(67,366)	(5,116)

Net increase (decrease) in net assets from operations	(93,954)	(18,725)	(59,471)	39,466

Contract transactions:

Payments received from contract owners	120	3,030	233	469
Transfers between sub- accounts (including fixed account), net	150,876	(28,536)	150,543	(77,463)
Transfers for contract benefits and terminations	(42,561)	(10,038)	(52,397)	(4,535)

Net increase (decrease) in net assets from contract transactions	108,435	(35,544)	98,379	(81,529)

Total increase (decrease) in net assets	14,481	(54,269)	38,908	(42,063)

Net assets at beginning of period	164,515	218,784	185,354	227,417

Net assets at end of period	$178,996	$164,515	$224,262	$185,354

See accompanying Notes.

12

Canada Life of New York Variable Annuity Account 2

Notes to Financial Statements

December 31, 2002

1. Organization

Canada Life of New York Variable Annuity Account 2 (“Variable Annuity Account 2”) was established on February 25, 1993 as a separate investment account of Canada Life Insurance Company of New York (“CLNY”) to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the “Fund”), a diversified, open-end, management investment company. Variable Annuity Account 2 has fourteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

The assets of Variable Annuity Account 2 are the property of CLNY. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLNY may conduct.

2. Significant Accounting Policies

Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLNY, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.

13

Canada Life of New York Variable Annuity Account 2

Notes to Financial Statements

December 31, 2002

Other

Variable Annuity Account 2 has no contracts in payout (annuitization) period.

There are no amounts retained in Variable Annuity Account 2 by CLNY to protect against adverse mortality.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002, were as follows:

	Purchases	Sales
Bond	$247,106	$75,506
Capital	258,643	419,963
Cash Management	309,137	1,384,058
Common Stock	122,947	381,717
Communications and Information	410,732	2,019,451
Frontier	158,402	399,325
Global Growth	416,141	498,349
Global Smaller Companies	211,856	393,838
Global Technology	79,322	304,392
High-Yield Bond	629,401	792,924
Income	51,155	21,003
International Growth	41,936	105,720
Large-Cap Value	245,698	157,838
Small-Cap Value	317,199	210,913

	$3,499,675	$7,164,997

4. Expenses and Related Party Transactions

CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a daily charge equal to an effective annual rate of 1.25% of the net asset value of each sub-account. In addition, an effective annual rate of 0.15% of the net asset value of each sub-account is deducted as daily administration fees. Variable Annuity Account 2 also deducts an annual maintenance charge of $30 for each contract. The maintenance charge, which is recorded as transfers for contract benefits and terminations in the accompanying statements of changes in net assets, is waived on certain contracts.

14

Canada Life of New York Variable Annuity Account 2

Notes to Financial Statements

December 31, 2002

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

	Bond		Capital		Cash Management
	2002	2001	2002	2001	2002	2001
Units Issued	11,646	15,819	6,228	3,059	188,777	1,769,551
Units Redeemed	(3,599)	(3,449)	(6,531)	(4,685)	(854,141)	(1,982,668)

Net Increase (Decrease)	8,047	12,370	(303)	(1,626)	(665,364)	(213,117)

	Common Stock		Communications and Information		Frontier
	2002	2001	2002	2001	2002	2001
Units Issued	3,829	10,058	19,468	9,787	10,329	34,779
Units Redeemed	(8,350)	(5,241)	(54,071)	(36,368)	(23,010)	(31,107)

Net Increase (Decrease)	(4,521)	4,817	(34,603)	(26,581)	(12,681)	3,672

	Global Growth		Global Smaller Companies		Global Technology
	2002	2001	2002	2001	2002	2001
Units Issued	34,837	131,380	17,335	21,198	4,400	8,223
Units Redeemed	(28,396)	(131,562)	(24,689)	(26,334)	(9,303)	(9,003)

Net Increase (Decrease)	6,441	(182)	(7,354)	(5,136)	(4,903)	(780)

	High-Yield Bond		Income		International Growth
	2002	2001	2002	2001	2002	2001
Units Issued	58,761	51,744	1,721	11,814	4,443	4,690
Units Redeemed	(66,882)	(71,190)	(661)	(12,856)	(7,397)	(3,937)

Net Increase (Decrease)	(8,121)	(19,446)	1,060	(1,042)	(2,954)	753

	Large-Cap Value		Small-Cap Value
	2002	2001	2002	2001
Units Issued	24,919	11,365	17,036	10,549
Units Redeemed	(15,323)	(14,502)	(12,277)	(15,780)

Net Increase (Decrease)	9,596	(3,137)	4,759	(5,231)

15

Canada Life of New York Variable Annuity Account 2

Notes to Financial Statements

December 31, 2002

6. Financial Highlights

A summary of units outstanding and unit values for variable annuity contracts and the expense ratios, excluding expenses of the underlying sub-accounts, for each of the last five years as of December 31, follows:

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000’s)
Bond
2002	26,452	$20.11	$532	8.29%
2001	18,406	18.57	342	4.03%
2000	6,036	17.85	108	8.75%
1999	5,447	16.41	89	(5.82)%
1998	10,846	17.43	189	6.70%

Capital
2002	12,865	$32.88	$423	(33.92)%
2001	13,168	49.76	655	(17.14)%
2000	14,794	60.05	888	6.99%
1999	15,112	56.13	848	51.20%
1998	15,326	37.12	569	20.49%

Cash Management
2002	62,694	$1.61	$101	0.00%
2001	728,058	1.61	1,176	1.90%
2000	941,175	1.58	1,484	5.12%
1999	415,242	1.50	624	3.62%
1998	372,238	1.45	540	3.96%

Common Stock
2002	19,894	$24.54	$488	(28.16)%
2001	24,413	34.16	834	(13.48)%
2000	19,596	39.48	774	(11.75)%
1999	21,455	44.74	960	11.58%
1998	24,351	40.10	976	22.43%

Communications and Information
2002	57,375	$18.55	$1,064	(36.95)%
2001	91,981	29.42	2,706	3.85%
2000	118,562	28.33	3,359	(37.07)%
1999	121,251	45.02	5,459	83.23%
1998	107,766	24.57	2,648	34.59%

16

Canada Life of New York Variable Annuity Account 2

Notes to Financial Statements

December 31, 2002

6. Financial Highlights (continued)

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000’s)
Frontier
2002	20,845	$11.86	$247	(27.51)%
2001	33,526	16.36	549	(8.65)%
2000	29,854	17.91	535	(17.01)%
1999	28,732	21.58	620	14.97%
1998	54,057	18.77	1,015	(2.83)%

Global Growth
2002	32,564	$9.63	$313	(25.17)%
2001	26,122	12.87	336	(21.04)%
2000	26,304	16.30	429	(16.92)%
1999	26,593	19.62	522	50.37%
1998	30,195	13.05	394	19.90%

Global Smaller Companies
2002	26,967	$9.86	$266	(25.64)%
2001	34,322	13.26	455	(16.39)%
2000	39,458	15.86	626	(15.83)%
1999	41,612	18.84	784	26.56%
1998	46,911	14.89	698	5.10%

Global Technology
2002	21,918	$13.73	$301	(32.63)%
2001	26,821	20.38	546	(23.12)%
2000	27,601	26.51	732	(24.81)%
1999	24,575	35.26	866	115.76%
1998	15,022	16.34	245	34.89%

High-Yield Bond
2002	26,146	$9.51	$249	(5.00)%
2001	34,267	10.01	343	(15.88)%
2000	53,713	11.90	639	(10.20)%
1999	138,707	13.25	1,838	(2.13)%
1998	83,085	13.54	1,125	(0.39)%

17

Canada Life of New York Variable Annuity Account 2

Notes to Financial Statements

December 31, 2002

6. Financial Highlights (continued)

	Units Outstanding	Net Assets		Total Return
		Unit Value	(000’s)
Income
2002	15,979	$18.88	$302	(12.83)%
2001	14,919	21.66	323	(2.87)%
2000	15,961	22.30	356	(3.55)%
1999	16,223	23.12	375	1.44%
1998	16,571	22.79	378	6.25%

International Growth
2002	8,310	$8.08	$67	(17.72)%
2001	11,264	9.82	111	(25.49)%
2000	10,511	13.18	139	(33.39)%
1999	9,121	19.79	180	24.89%
1998	10,161	15.84	161	14.20%

Large-Cap Value (1)
2002	25,068	$7.14	$179	(32.83)%
2001	15,472	10.63	165	(9.61)%
2000	18,609	11.76	219	24.13%
1999	15,741	9.47	149	(4.12)%
1998	10,597	9.88	105	(1.19)%

Small-Cap Value (2)
2002	15,340	$14.62	$224	(16.55)%
2001	10,580	17.52	185	21.84%
2000	15,811	14.38	227	31.12%
1999	13,846	10.97	152	33.38%
1998	15,675	8.22	129	(17.78)%

(1)	Large-Cap Value commenced operations on May 1, 1998. 1998 results not annualized.
(2)	Small-Cap Value commenced operations on May 1, 1998. 1998 results not annualized.

18

Canada Life of New York Variable Annuity Account 2

Notes to Financial Statements

December 31, 2002

7. Events Subsequent

On February 17, 2003, the Board of Directors of CLNY’s ultimate parent, Canada Life Financial Corporation, issued a recommendation to its common shareholders to accept an offer for $7.1 billion (Canadian) made on February 17, 2003 by Great-West Lifeco Inc. to acquire all the outstanding common shares of Canada Life Financial Corporation. It is not possible to project the outcome of the offer nor the impact on CLNY’s future results.

19

2002 STATUTORY FINANCIAL STATEMENTS

Canada Life Insurance Company of New York

With Report of Independent Auditors

ACTUARY’S REPORT

To the Shareholder, Directors and Policyholders of Canada Life Insurance Company of New York:

I have made the valuation of policy benefit liabilities of Canada Life Insurance Company of New York for its balance sheet at December 31, 2002 and 2001, and its statement of operations for the years ended December 31, 2002 and 2001.

In my opinion:

(i)	The actuarial reserves are computed in accordance with accepted actuarial standards consistently applied, meet the requirements of the Insurance Law and regulation of the State of New York, and are at least as great as the minimum aggregate amounts required by the State of New York; and

(ii)	The policy benefit liabilities, when considered in light of the assets held by the Company with respect to such liabilities, make adequate provision for the anticipated cash flows required by the contractual obligations of the Company under the terms of its policies.

By:	/s/ STEPHEN JOSEPH RULIS
Stephen Joseph Rulis, FSA, MAAA Actuary

Atlanta, Georgia

March 31, 2003

CANADA LIFE INSURANCE COMPANY OF NEW YORK

Statutory Financial Statements

December 31, 2002

REPORT OF INDEPENDENT AUDITORS

To the Shareholder, Directors and Policyholders of

Canada Life Insurance Company of New York

We have audited the accompanying statutory balance sheets of Canada Life Insurance Company of New York (the “Company”) as at December 31, 2002 and 2001, and the related statutory statements of operations, capital and surplus, and cash flows for each of the two years in the period ended December 31, 2002. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with Canadian generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are also described in Note B. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Canada Life Insurance Company of New York as at December 31, 2002 and 2001, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2002 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

As discussed in Note B to the financial statements, in 2002, the Company changed various accounting policies to be in accordance with revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of New York.

Toronto, Canada

March 31, 2003                                                                                                   Chartered Accountants

CANADA LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY BALANCE SHEETS

[in thousands of dollars except share data]

At December 31	2002	2001

ADMITTED ASSETS
Investments [note C]
Bonds	$160,427	$151,910
Mortgage loans	94,262	96,538
Common stocks	7,861	10,478
Policy loans	12,901	12,627
Short-term investments	1,999	1,500
Cash	144	257
Other invested assets	1,590	509

Total cash and investments	279,184	273,819
Investment income due and accrued	3,245	3,380
Deferred premiums and premiums in the course of collection	2,048	2,571
Federal income tax recoverable and interest thereon (including $1,455 and $0 net deferred tax assets at December 31, 2002 and December 31, 2001, respectively)	2,497	—
Other assets	247	908
Assets held in Separate Accounts [note I]	9,335	15,775

Total admitted assets	$296,556	$296,453

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Policy liabilities
Life and annuity reserves	$238,670	$229,880
Accident and health reserves	210	207
Liability for deposit-type contracts	13,329	14,673
Policy and contract claims	1,153	160
Dividends payable	2,815	2,371

Total policy liabilities	256,177	247,291
Asset valuation reserve	2,647	1,984
Amounts payable to parent company [note H]	1,232	503
Interest maintenance reserve	3,793	3,839
Miscellaneous liabilities	2,999	3,097
Transfers to Separate Accounts due or accrued (net)	(155)	(262)
Liabilities from Separate Accounts	9,335	15,775

Total liabilities	276,028	272,227

Capital and surplus [note K]
Common stock—$10.00 par value—authorized, issued and outstanding: 100,000 common shares	1,000	1,000
Paid-in surplus	2,850	2,850
Accumulated surplus	16,678	20,376

Total capital and surplus	20,528	24,226

Total liabilities and capital and surplus	$296,556	$296,453

See accompanying Notes.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY STATEMENTS OF OPERATIONS

[in thousands of dollars]

Years ended December 31	2002	2001

REVENUES
Premiums for insurance and annuity considerations [note G]	$27,016	$18,841
Net investment income [note C]	21,371	21,265
Commissions and expense allowances on reinsurance ceded	2,750	2,183
Other income	219	326

Total revenues	51,356	42,615

BENEFITS AND EXPENSES
Benefits paid or provided to policyholders
Annuity	15,309	17,697
Life	12,732	7,693
Accident and health	64	57
Supplementary contracts	34	—
Dividends to policyholders	2,353	2,329
Interest and adjustments on policy or deposit-type contract funds	449	665
Increase in actuarial reserves	8,793	398

Total benefits paid or provided to policyholders	39,734	28,839

Commissions	4,263	3,229
General insurance expenses	8,413	6,341
Taxes, licenses and fees	658	462
Other disbursements	521	(378)
Transfers from Separate Accounts [note I]	(2,542)	(940)

Total benefits and expenses	51,047	37,553

Gain from operations before federal income taxes and net realized capital gains (losses)	309	5,062
Federal income taxes [note E]	283	1,749

Gain from operations before net realized capital gains (losses)	26	3,313
Net realized capital gains (losses) [note C]	(947)	164

Net income (loss)	$(921)	$3,477

See accompanying Notes.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY STATEMENTS OF CAPITAL AND SURPLUS

[in thousands of dollars]

Years ended December 31	2002	2001

Common stock at beginning and end of year	$1,000	$1,000

Paid-in surplus at beginning and end of year	2,850	2,850

Accumulated surplus at beginning of year	20,376	16,961
Net income	(921)	3,477
Change in surplus on account of:
Net unrealized capital gains (losses)	(983)	(4,277)
Asset valuation reserve	(663)	2,808
Nonadmitted assets	(213)	327
Adjustment for gain in currency exchange	—	1
Net deferred tax	(67)	—
Cumulative effect of changes in accounting principles [note B]	1,186	1,079
Dividends to stockholder [note K]	(2,037)	—

Accumulated surplus at end of year	16,678	20,376

Total capital and surplus	$20,528	$24,226

See accompanying Notes.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

STATUTORY STATEMENTS OF CASH FLOWS

[in thousands of dollars]

Years ended December 31	2002	2001

OPERATING ACTIVITIES
Premiums, policy proceeds, and other considerations	$30,216	$21,969
Net investment income received	19,883	19,767
Benefits paid	(27,061)	(26,365)
Insurance expenses paid	(13,354)	(9,719)
Dividends paid to policyholders	(2,353)	(2,362)
Federal income taxes paid	(3,064)	(1,534)
Other disbursements	138	145
Net transfers from Separate Accounts	2,649	986

Net cash provided by operations	7,054	2,887

INVESTING ACTIVITIES
Proceeds from sales, maturities, or repayments of investments:
Bonds	24,136	42,493
Mortgage loans	8,473	6,514
Equity and other investments	(448)	1,769
Cost of investments acquired:
Bonds	(31,504)	(39,206)
Mortgage loans	(6,144)	(9,883)
Equity and other investments	(289)	(2,498)
Change in policy loans	(274)	(343)
Taxes paid on capital gains	504	(1,097)

Net cash used by investments	(5,546)	(2,251)

FINANCING AND MISCELLANEOUS ACTIVITIES
Other uses	(1,122)	(4,128)

Net increase (decrease) in cash and short-term investments	386	(3,492)
Cash and short-term investments – beginning of year	1,757	5,249

Cash and short-term investments – end of year	$2,143	$1,757

See accompanying Notes.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE A

Nature of Operations.    Canada Life Insurance Company of New York (“CLNY” or the “Company”) was incorporated on June 7, 1971 in the State of New York and is a wholly-owned subsidiary of The Canada Life Assurance Company (CLA), a stock life and accident and health insurance company. CLNY sells individual life insurance and annuity products. These include participating whole life, universal life, individual payout and savings annuities, and individual variable annuities. The products sold are similar to those sold by CLNY’s parent and by its affiliate, Canada Life Insurance Company of America, with variations as appropriate to meet the special requirements of the New York insurance regulations and the needs of the New York market.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

NOTE B

Accounting Practices and Basis of Presentation.    The accompanying statutory financial statements have been prepared in accordance with accounting principles prescribed or permitted by the Insurance Department of the State of New York, which practices differ from generally accepted accounting principles (GAAP).

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual – Version effective January 1, 2001 subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual—Version effective January 1, 2001 are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to accumulated surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

As a result of these changes, the Company reported a change in accounting principle, as an increase to accumulated surplus, of $1,079,000 as of January 1, 2001. The entire adjustment relates to SSAP No. 28, Non-monetary Transactions. The $1,079,000 reflects the adjustment to restate the cost of common stock received in reciprocal transfers.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

Effective December 31, 2002, the State of New York adopted certain additional provisions of the NAIC Accounting Practices and Procedures Manual—Version effective January 1, 2001. This action resulted in the Company reporting a change of accounting principle, as an increase to accumulated surplus, of $1,186,000 as of December 31, 2002. This adjustment related to SSAP No. 10, Income Taxes. The entire amount of $1,186,000 relates to deferred income taxes.

The statutory accounting principles (SAP) followed by the Company differ from GAAP primarily as follows:

•	Investments: For SAP, all fixed maturities are reported at amortized cost less write-downs for certain temporary and other-than-temporary impairments, primarily based on their National Association of Insurance Commissioners (NAIC) rating. For SAP, the fair values of bonds and stocks are based on values specified by the NAIC versus a quoted or estimated fair value as required for GAAP.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed maturity investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a component of shareholder’s equity for those designated as available-for-sale.

Credit tenant loans are classified as bonds for SAP and would be considered mortgage loans for GAAP.

Realized gains and losses on investments for SAP are reported in income, net of tax. Under GAAP, realized capital gains and losses would be reported in the income statement on a pre tax basis in the period the asset is sold.

An interest maintenance reserve (IMR) is established under SAP and serves to defer the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. The deferred gains and losses are amortized into investment income over the remaining period to maturity based on groupings of individual investments sold in one to ten-year time periods. GAAP does not have a similar concept.

Under SAP, an asset valuation reserve (AVR) is established and represents a provision for market and credit based fluctuations in the statement value of invested assets. It is determined by an NAIC prescribed formula and is reported as a liability

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

rather than as a reduction in the cost basis of the investment. The change in the AVR flows directly through surplus. Under GAAP the cost basis of the investments would be reduced when there has been a decline in value deemed other-than-temporary, in which case the decline would be charged to earnings.

Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction to a maximum percentage of 75% of any loan to the most recently appraised value of the underlying real estate, exclusive of insured, guaranteed or purchase money mortgages. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts due (both principal and interest) according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus for SAP, rather than being included as a component of earnings as would be required for GAAP.

•	Policy Acquisition Costs: For SAP, the costs of acquiring and renewing business are expensed when incurred. Under GAAP, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

•	Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally software development costs, past due agents’ balances and furniture and equipment, would be included in GAAP assets but are excluded from the SAP balance sheets with changes therein credited or charged directly to unassigned surplus.

•	Interest-Sensitive Life Insurance and Annuity Policies: Revenues for interest-sensitive life insurance and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

•	Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

•	Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. For SAP, commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as under GAAP.

•	Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required for GAAP.

•	Employee Benefits: For purposes of calculating the Company’s pension and post-retirement benefit obligation, only vested participants and current retirees are included in the valuation for SAP. Under GAAP, active participants not currently eligible would also be included.

•	Statement of Cash Flows: Cash and short-term investments in the statement of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

•	Investments: Bonds, mortgage loans, common stocks, preferred stocks, policy loans, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans, loan-back bonds and structured securities are stated at amortized cost using the constant yield method except those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value. These securities are revalued for significant changes in the prepayment assumptions using the retrospective method.

Mortgage loans on real estate are stated at amortized cost using the straight-line method.

Common stocks are stated at market value.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

Policy loans are carried at the aggregate unpaid balance.

Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying values reported in the balance sheet are at amortized cost which approximates fair value.

All derivatives are stated at fair value with the change in fair value recognized in the summary of operations.

•	Premiums: Premium revenues are recognized when due for other than interest-sensitive life insurance and annuities, which are recognized when received. Accident and health insurance premiums are earned pro-rata over the terms of the policies.

•	Separate Accounts: Separate Accounts are maintained to receive and invest premium payments under individual variable annuity policies issued by the Company. The assets and liabilities of the Separate Account are clearly identifiable and distinguishable from other assets and liabilities of the Company. The contractholder bears the investment risk. Separate Account assets are reported at fair value. The operations of the Separate Accounts are not included in the accompanying financial statements.

•	Life Insurance and Annuity Reserves: The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For all policies, the Company’s reserves are calculated on a continuous basis. Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve based on rated mortality over that based on standard mortality. The basis was CA 58-64 M Ult. 3-1/2%. All substandard annuities are valued at their true ages.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

At the end of 2002, the Company had $848,818,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York. Reserves to cover the above insurance were $7,636,000 at December 31, 2002. Tabular interest and tabular cost have been determined from the basic data for the calculation of policy reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

The Company has sold variable annuity contracts containing a dollar-for-dollar withdrawal provision, which provides for a reduction in the guaranteed minimum death benefit (GMDB) on a dollar-for-dollar basis when a partial withdrawal occurs. Currently there is ambiguity as to the correct interpretation of Actuarial Guideline XXXIII, “Determining CARVM Reserves for Annuity Contracts with Elective Benefits” (AG XXXIII) and Actuarial Guideline XXXIV, “Variable Annuity Minimum Guaranteed Death Benefit Reserves” (AG XXXIV) as to the appropriate application of these guidelines in determining the reserves for these products. In calculating the policy liability reserves for these variable annuity contracts, the Company does not consider the benefit streams where all policyholders take the maximum partial withdrawal under these policies while maintaining the GMDB.

At the time of issuance of these financial statements, the Insurance Department of the State of New York, which is ultimately responsible for determining the appropriate reserving methods for the statutory financial statements of New York domiciled insurance companies, has acknowledged the inherent ambiguity and controversy as to the correct interpretation of AG XXXIII and AG XXXIV with respect to GMDB benefit reserves required for variable annuity contracts containing dollar-for-dollar withdrawal provisions. As a result, the Company continues to follow its current method of reserving for these variable annuity contracts until such time that guidance is issued that clarifies the ambiguity between AG XXXIII and AG XXXIV.

•	Policy and Contract Claims: Liabilities for policy and contract claims are determined using case-basis evaluations and statistical analyses. These liabilities represent estimates of the ultimate expected cost of incurred claims. Any required revisions in these estimates are included in operations in the period when they are determined.

•	Federal Income Tax: Federal income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

•	Policyholder Dividends: Annual policyholder dividends are calculated using either the contribution method or a modified experience premium method. These methods distribute the aggregate divisible surplus among policies in the same proportion as the

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE B

Accounting Practices and Basis of Presentation (continued).

policies are considered to have contributed to divisible surplus. A proportion of income and surplus is allocated to participating policies based on various allocation bases.

•	Reclassifications: Certain prior period amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

NOTE C

Investments.    The fair value for fixed maturities is based on values specified by the NAIC. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. The NAIC does not specify fair values for mortgage/asset–backed bonds, therefore carrying value is equal to fair value. The carrying value and the fair value of investments in bonds are summarized as follows (in thousands of dollars):

	December 31, 2002

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government obligations	$37,214	$4,884	$—	$42,098
All other corporate bonds	84,867	2,473	(451)	86,889
Public utilities	7,612	31	(53)	7,590
Mortgage/asset-backed securities	13,817	—	—	13,817
Foreign securities	16,917	131	(32)	17,016

Total fixed maturities	$160,427	$7,519	$(536)	$167,410

	December 31, 2001

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government obligations	$22,203	$4,150	($7)	$26,346
All other corporate bonds	87,890	802	(424)	88,268
Public utilities	6,161	48	—	6,209
Mortgage/asset-backed securities	16,148	—	—	16,148
Foreign securities	19,508	84	(49)	19,543

Total fixed maturities	$151,910	$5,084	($480)	$156,514

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

The carrying value and fair value of fixed maturity investments at December 31, 2002, by contractual maturity, are shown below (in thousands of dollars). Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. In addition, Company requirements may result in sales before maturity.

	Carrying Value	Fair Value

In 2003	$8,087	$8,258
In 2004 – 2007	19,683	19,882
In 2008 – 2012	40,194	40,304
2013 and after	78,646	85,149
Mortgage/asset-backed securities	13,817	13,817

Total fixed maturities	$160,427	$167,410

At December 31, 2002 and 2001, bonds with an admitted asset value of $284,000 and $284,000, respectively were on deposit with state insurance departments to satisfy regulatory requirements.

During 2002, the maximum and minimum lending rates for commercial mortgage loans were 7.69% and 5.76%, respectively. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. During 2002, the Company did not reduce interest rates on any outstanding mortgage loan. Mortgages held by the Company on which interest was more than one year overdue at December 31, 2002 and 2001 was $0.

Mortgage loans are typically collateralized by the related properties and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company’s exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Non-admitted mortgage loans decreased by $65,000 in 2002 and decreased by $17,000 in 2001.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

Major categories of CLNY’s net investment income for years ended December 31 are summarized as follows (in thousands of dollars):

	2002	2001

Income:
Fixed maturities	$11,691	$11,384
Equity securities	158	174
Mortgage loans	8,478	8,664
Short-term investments	66	124
Policy loans	1,022	844
Amortization of IMR	364	252
Other income	14	39

Total investment income	21,793	21,481
Less: investment expenses	422	216

Net investment income	$21,371	$21,265

The Company’s policy is to exclude due and accrued income from investment income on mortgage loans in foreclosure or delinquent more than ninety days. There was no such amount in December 31, 2002 and 2001.

CLNY uses the grouped method of computing the IMR amortization for interest-related gains and losses arising from the sale of fixed income investments. The method is unchanged from prior years.

Realized capital gains (losses) for years ended December 31 are reported net of federal income taxes and amounts transferred to the IMR and are summarized as follows (in thousands of dollars):

	2002	2001

Fixed maturities:
Gross gains	$218	$5,028
Gross losses	(489)	(342)

Total fixed maturities	(271)	4,686
Equity securities:
Gross gains	157	616
Gross losses	(948)	(303)

Total equity securities	(791)	313
Derivative instruments	294	(82)

	(768)	4,917
Income tax benefit (expense)	140	(1,750)
Transfer to IMR	(319)	(3,003)

Net realized capital gains (losses)	$(947)	$164

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 2002 and 2001 were $24,136,000 and $42,493,000, respectively.

Unrealized capital gains (losses) for equity securities are recorded directly to surplus. The change in the unrealized gains (losses) on equity securities was $(1,836,000) and ($3,661,000) for the years ended December 31, 2002 and 2001, respectively. The accumulated gross unrealized gains (losses) on equity securities at December 31 are as follows (in thousands of dollars):

	2002	2001

Accumulated gross unrealized gains	$3,681	$5,498
Accumulated gross unrealized losses	(361)	(342)

Net unrealized gains (losses)	$3,320	$5,156

Market risk:

The Company confines its use of derivative products to the following derivative products: currency forwards, futures, options, swaps, caps and floors. The Company transacted only in futures during the current year, and these are the only derivative instruments that are open at December 31 of the current year.

Futures:    Financial futures are exchange-traded contracts that settle at a future date and are used by the Company as a tool to manage interest rate risk. The price volatility of these contracts is based on sensitivity to interest rate changes over time. The use of futures exposes the Company to minimal credit risk because trades are effected through a regulated exchange and positions are marked to market on a daily basis. The Company is required to put up collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently puts up US Treasury bills to satisfy this collateral requirement.

Strategies that the Company is engaging in or has employed in the past are:

•	Purchase of futures to hedge new business annuity commitments
•	Sale of futures where the company commits to final asset pricing without a liability commitment
•	Purchase or sale of futures to move the Company’s asset duration and convexity in line with its liabilities
•	Purchase or sale of futures as a cost-efficient alternative to a cash transaction involving conventional fixed income investments for reasons of market liquidity, or in circumstances where a conventional transaction would force the realization of large capital gains or losses.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE C

Investments (continued).

Futures are marked-to-market daily, with gains and losses recorded in current earnings.

The Company recognized no gains or losses during 2002 resulting from derivatives that no longer qualify for hedge accounting.

Swaps:    The Company did not hold any swaps at December 31, 2002 or 2001.

NOTE D

Concentration of Credit Risk.    At December 31, 2002, CLNY held unrated or less-than-investment grade corporate bonds of $10,669,000, with an aggregate fair value of $10,500,000. These holdings amounted to 6.7% of the bond portfolio and 3.7% of CLNY’s total admitted assets. The portfolio is well diversified by industry.

CLNY’s mortgage portfolio is well diversified by region and property type with 22% in California (book value—$20,604,076), 12% (book value—$11,328,002) in Pennsylvania, and 10% in Michigan (book value—$9,487,785) and with investments in the remainder of the states less than 10%. The investments consist of first mortgage liens. The mortgage outstanding on any individual property does not exceed $1,500,000.

NOTE E

Federal Income Taxes.

The main components of the 2002 deferred tax amounts are as follows (in thousands of dollars):

Deferred tax assets
Life & A&H Reserves, and Deposit Fund Liabilities	$4,556
Invested Assets	75
Policyholder Dividends Payable	983
Deferred Acquisition Costs	1,929
Other Expenses	294

Total deferred tax assets	7,837
Less: non-admitted deferred tax assets	3,994

Admitted deferred tax assets	3,843
Deferred tax liabilities
Invested Assets	1,599
Premium Deferred & Uncollected	717
Other	72

Total deferred tax liabilities	2,388

Net admitted deferred tax asset	$1,455

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE E

Federal Income Taxes (continued).

During 2002 the non-admitted deferred tax asset increased by $162,000 to $3,994,000.

The changes in the main components of DTAs and DTLs are as follows (in thousands of dollars):

	Dec 31, 2002	Jan 1, 2002	Change

Total deferred tax assets	$7,837	$7,666	$171
Total deferred tax liabilities	2,388	2,648	(260)

Net deferred tax asset (liability)	$5,449	$5,018	431

Change in tax effect of unrealized Gains (losses)			(498)

Change in net deferred income tax			$(67)

The Company’s income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to net gain from operations. The significant differences are as follows (in thousands of dollars):

Year ended Dec 31, 2002
Provision computed at statutory rate of 35% on operating income and capital gains	$(161)
Amortization of IMR	(128)
Dividend Received Deductions	(4)
Nondeductible Items	53
Deferred Tax related to Surplus Adjustments	378
Other	72

Total incurred taxes	$210

Federal income taxes incurred	$143
Change in net deferred income taxes	67

Total incurred taxes including capital gains	$210

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE E

Federal Income Taxes (continued).

The statutory federal income tax provision amount at the statutory rate of 35%, for the year ended December 31, 2001 (prior to the adoption of codification), differs from the effective tax provision amount (excluding tax on capital gains) as follows (in thousands of dollars):

2001

Computed income taxes at statutory rate	$1,772
Increase (decrease) in income taxes resulting from:
Policyholder dividends	(12)
Actuarial reserves	48
Deferred acquisition cost tax	150
Accrual of bond discount	(13)
Other	(196)

Federal income taxes	$1,749

At December 31, 2002 and 2001, current federal income taxes (payable) receivable were $1,042,000 and $(1,375,000), respectively. At December 31, 2002 the Company had $0 of operating loss carry forwards.

Income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are $410,000, $3,358,000, and $1,109,000 for 2002, 2001, and 2000 respectively.

NOTE F

Participating Insurance.    Participating insurance accounted for 42% and 53% of total ordinary insurance in force, and premium income from ordinary life participating policies amounted to 56% and 62% of total life insurance premiums during 2002 and 2001, respectively.

NOTE G

Reinsurance.    CLNY reinsures a portion of its life and accident and health insurance and annuity product risks with other insurance companies, principally CLA, in order to minimize its exposure to loss. To the extent that any reinsuring companies are unable to meet their obligations under the reinsurance agreements, CLNY would remain liable.

Various reinsurance agreements exist between CLNY and CLA, primarily in the form of yearly renewable term treaties for life insurance and coinsurance for annuities. The effect of reinsurance on premiums and annuity considerations earned for years ended December 31 follow (in thousands of dollars):

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE G

Reinsurance (continued).

	2002	2001

Direct premiums	$37,702	$29,041
Premiums ceded	(10,686)	(10,200)

Net premiums and annuity considerations	$27,016	$18,841

Benefits ceded	(417)	$2,482
Life insurance in force ceded	$1,847,516	$1,155,660

NOTE H

Related Party Transactions.    CLNY and CLA have an agreement to provide services for each other. For the years ended December 31, 2002 and 2001, the net cost of these services to the Company amounted to $3,350,000 and $2,621,000, respectively. At December 31, 2002 and 2001, the amounts payable to CLA were $1,232,000 and $503,000, respectively.

Effective November 8, 2000, the Company entered into an agreement with its parent, CLA, in which the parent guarantees the Company’s policyholder liabilities. The Company’s policyholder liabilities at December 31, 2002 and 2001 were $256,177,000 and $247,291,000, respectively.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE I

Separate Accounts.    The Company’s non-guaranteed Separate Accounts represent primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in shares of six unaffilated management investment companies.

Premiums or deposits for years ended December 31, 2002 and 2001 were $291,000 and $726,000, respectively. Total reserves were $9,173,000 and $15,513,000 at December 31, 2002 and 2001, respectively. All reserves were subject to discretionary withdrawal, at fair value, with a surrender charge of up to 6%.

A reconciliation of the amounts transferred to and from the Separate Accounts for the years ended December 31 is presented below (in thousands of dollars):

	2002	2001

Transfers as reported in the Summary of Operations of the Separate Accounts statement:
Transfers to Separate Accounts	$291	$726
Transfers from Separate Accounts	(2,837)	(1,648)

Net transfers (from) to Separate Accounts	(2,546)	(922)
Gains/(losses) transferred	4	(18)

Transfers as reported in the Summary of Operations of the Life, Accident and Health Annual Statement	($2,542)	($940)

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE J

Annuity Reserves and Deposit Fund Liabilities.    CLNY’s withdrawal characteristics for annuity reserves and deposit fund liabilities at December 31 are summarized as follows (in thousands of dollars):

	Amount		Percent of Total

	2002	2001	2002	2001

Subject to discretionary withdrawal:
At book value less surrender charge of 5% or more	$20,981	$20,447	13.3%	13.4%
Subject to discretionary withdrawal without adjustment at book value (minimal or no charge or adjustment)	2,398	2,347	1.5%	1.5%
Not subject to discretionary withdrawal	134,587	129,966	85.2%	85.1%

Total (gross)	157,966	152,760	100.0%	100.0%
Less: reinsurance ceded	—	—

Net annuity reserves and deposit fund liabilities	$157,966	$152,760

Reconciliation to Life & Accident & Health Annual Statement net annuity reserves and deposit fund liabilities at December 31, 2002 are summarized as follows (in thousands of dollars):

2002

Exhibit 5, Section B, Total (net)	$144,394
Exhibit 5, Section C, Total (net)	2,707
Exhibit 5, Section G, (in part)	15
Exhibit 7, Column 1, Line 14	10,850

Total	$157,966

NOTE K

Capital and Surplus.    Under applicable New York insurance law, the Company is required to maintain a minimum capital of $1,000,000 and surplus at least equal to 50% of such capital. At December 31, 2002, surplus was $19,528,000.

In New York, life insurance companies are not permitted to pay stockholder dividends without the prior approval of the Insurance Department of the State of New York. Upon receiving such approval, the Company paid CLA a dividend of $2,037,000 in 2002.

At December 31, 2002, the Company’s capital and surplus exceeded the NAIC’s “Risk-Based Capital” requirements for life and health insurance companies.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE L

Employee Benefits.

Retirement Plan:    CLA sponsors a consolidated defined benefit pension plan covering substantially all employees and certain agents. The benefits for the employees are based on years of service and the employee’s compensation during the last five years of employment. The benefits for agents are based on the agent’s commission earnings. CLA’s funding policy is to contribute annually to the plan the contributions required under ERISA. Each subsidiary of CLA is charged with its share of the pension cost based on a percentage of payroll and commissions. During 2002 $0 of pension expense was recognized.

Post-retirement Benefits:    In addition to pension benefits, the Company provides certain health care and life insurance benefits (“post-retirement benefits”) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

Post-retirement benefit cost for the year ended December 31, 2002 was $19,000. Post-retirement benefit cost includes the expected cost of post-retirement benefits for newly eligible or vested employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience.

At December 31, 2002, the unfunded post-retirement benefit obligation for retirees and other fully eligible or vested plan participants was $273,000. The estimated cost of the benefit obligation for active employees was $108,000. The discount rate used in determining the accumulated post-retirement benefit obligation was 6.75% and the health care cost trend rate was 10%, graded to 5.5% over 7 years for the pre 65 and 12.0% graded to 5.5% over 7 years for post 65.

The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the post-retirement benefit obligation as of December 31, 2002 by $60,000 and the estimated eligibility cost and interest components of new periodic post-retirement benefit cost for 2002 by $7,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the post-retirement benefit obligation as of December 31, 2002 by $50,000 and the estimated eligibility cost and interest components of net periodic post-retirement benefit cost for 2002 by $10,000.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE M

Fair Value of Financial Instruments.    The fair value of certain financial instruments along with their corresponding carrying values at December 31 follow (in thousands of dollars). As the fair value of all the Company’s assets and liabilities is not presented, this information in the aggregate does not represent the underlying value of the Company.

	2002		2001
	Fair Value	Carrying Value	Fair Value	Carrying Value	Valuation Method

Financial Assets
Fixed maturities	$167,410	$160,427	$156,514	$151,910	1
Equity securities	7,861	7,861	10,478	10,478	2
Mortgage loans	109,744	94,262	105,331	96,538	3
Policy loans	12,901	12,901	12,627	12,627	4
Futures	125	125	124	124	5

Financial Liabilities
Investment-type insurance contracts	24,287	23,124	23,492	22,794	6

1.	The fair value for fixed maturities is based on values specified by the NAIC. In cases where NAIC prices are not available, fair values are based on estimates using values obtained from independent pricing services, or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

2.	Fair values are based on publicly quoted market prices at the close of trading on the last business day of the year.

3.	Fair values are estimated using discounted cash flow analysis based on interest rates currently being offered for similar credit ratings.

4.	Carrying value approximates fair value.

5.	Fair values for futures contracts that have not settled are based on current settlement values.

6.	Fair values for liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE N

Premium and Annuity Considerations Deferred and Uncollected.    CLNY’s deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows (in thousands of dollars):

	Gross		Net of Loading
	2002	2001	2002	2001

Ordinary new business	$59	$171	$26	$70
Ordinary renewal	2,277	2,581	2,010	2,496
Group life	4	5	4	5
Group Health	8	—	8	—

Total	$2,348	$2,757	$2,048	$2,571

NOTE O

Transfer and Servicing of Financial Assets.

The Company lends its own securities to increase portfolio returns. Lending activities are covered by the Investment Policy: borrowers must be approved by the Company, standards for collateral must be met, and aggregate collateral value must be maintained at a minimum of 102% of the fair value of the securities loaned. Securities on loan at December 31, 2002 amounted to $24,603,000 aggregated as follows (in thousands of dollars):

Securities Description	Fair Value
US treasury strips	$10,098
US treasury bonds	3,237
US treasury notes	11,098
Other than US treasury securities	170

Total	$24,603

NOTE P

Contingencies.    The Company has been named in various pending legal proceedings considered to be ordinary routine litigation incidental to the business of the Company. The Company believes contingent liabilities arising from litigation, income taxes and other matters will not have a material adverse effect on the Company’s future results of operations or financial position.

CANADA LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2002

NOTE Q

Events Subsequent.    On February 17, 2003, the Board of Directors of the Company’s ultimate parent, Canada Life Financial Corporation, issued a recommendation to its common shareholders that they accept an offer for $7.1 billion (Canadian) made February 17, 2003 by Great-West Lifeco, Inc. to acquire all the outstanding shares of Canada Life Financial Corporation. It is not possible to project the outcome of the offer or the impact on the Company’s future results.

The attached are incorporated by reference herein to the 485BPOS filed by and on behalf of the following:

CIK: 0000817841

Form Type: 485BPOS

File Number: 811-05221

Company: Seligman Portfolios, Inc.,

Filed: April 21, 2003

Portfolios include:

Seligman Investment Grade Fixed Income

Seligman Cash Management

Seligman Capital

Seligman Common Stock

Seligman Communications and Information

Seligman Frontier

Seligman Global Growth

Seligman Global Smaller Companies

Seligman Global Technology

Seligman High-Yield Bond

Seligman Income

Seligman International Growth

Seligman Large-Cap Growth

Seligman Large-Cap Value

Seligman Small-Cap Value.